Condensed Consolidated Statement of Changes in Equity (USD $) In Thousands, except Share data, unless otherwise specified	Total USD ($)	Common Units	Accumulated Other Comprehensive Loss USD ($)	Noncontrolling Interests USD ($)	General Partner USD ($)	Limited Partners Common Units USD ($)	Limited Partners Subordinated Units USD ($)
BALANCES at Mar. 31, 2011	$ 47,353		$ 56		$ 72	$ 47,225
BALANCES (in units) at Mar. 31, 2011						10,933,568
Increase (Decrease) in Partnership Capital
Sales of units, net of issuance costs	75,289					75,289
Sales of units, net of issuance costs (in units)						4,025,000
Conversion of subordinated units to common units						(23,485)	23,485
Conversion of subordinated units to common units (in units)						(5,919,346)	5,919,346
Net income (loss)	7,864			(12)	8	6,472	1,396
Other comprehensive income	(25)		(25)
BALANCES at Mar. 31, 2012	405,329		31	428	442	384,604	19,824
BALANCES (in units) at Mar. 31, 2012						23,296,253	5,919,346
Increase (Decrease) in Partnership Capital
Distributions	(71,682)			(74)	(1,778)	(59,841)	(9,989)
Equity issued pursuant to incentive compensation plan	3,657					3,657
Equity issued pursuant to incentive compensation plan (in units)						156,802
Net income (loss)	48,190			250	2,917	41,705	3,318
Other comprehensive income	(7)		(7)
BALANCES at Mar. 31, 2013	889,418		24	5,740	(50,497)	920,998	13,153
BALANCES (in units) at Mar. 31, 2013						47,703,313	5,919,346
Increase (Decrease) in Partnership Capital
Distributions	(145,930)			(840)	(9,703)	(123,467)	(11,920)
Sales of units, net of issuance costs	650,155					650,155
Sales of units, net of issuance costs (in units)						22,560,848
Equity issued pursuant to incentive compensation plan	9,085					9,085
Equity issued pursuant to incentive compensation plan (in units)						296,269
Net income (loss)	48,758			1,103	14,148	32,712	795
Other comprehensive income	(260)		(260)
BALANCES at Mar. 31, 2014	1,531,853		(236)	5,274	(45,287)	1,570,074	2,028
BALANCES (in units) at Mar. 31, 2014						73,421,309	5,919,346
Increase (Decrease) in Partnership Capital
Distributions	(119,662)			(8,654)	(15,235)	(89,025)	(6,748)
Contributions	395				395
Sales of units, net of issuance costs	370,446					370,446
Sales of units, net of issuance costs (in units)						8,767,100
Conversion of subordinated units to common units						(8,733)	8,733
Conversion of subordinated units to common units (in units)						5,919,346	(5,919,346)
Equity issued pursuant to incentive compensation plan	18,684					18,684
Equity issued pursuant to incentive compensation plan (in units)						438,009
Business combinations	568,740			568,740
Net income (loss)	(55,789)			3,410	20,437	(75,623)	(4,013)
Other comprehensive income	163		163
BALANCES at Sep. 30, 2014	$ 2,314,830		$ (73)	$ 568,770	$ (39,690)	$ 1,785,823
BALANCES (in units) at Sep. 30, 2014						88,545,764